S000036907 [Member] Expense Example - iShares Euro High Yield Corporate Bond USD Hedged ETF - iShares Euro High Yield Corporate Bond USD Hedged ETF	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443